Going Concern (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash	$ 398,450		$ 259,212	$ 1,155,343
Cash used in operating activities	675,323	$ 1,352,253	2,326,523	1,083,960
Proceeds from sale of equity	161,846		1,574,000	737,000
Proceeds from sale of preferred stock	805,000			1,259,995
Offering expenses	$ 1,789			$ 149,137
Series A Preferred Stock [Member]
Stock issued during period shares				28,004
Proceeds from sale of preferred stock				$ 1,260,000
Series B Preferred Stock [Member]
Stock issued during period shares	16,100
Proceeds from sale of preferred stock	$ 805,000
Common Stock [Member]
Stock issued during period shares	63,596		387,798	286,834
Offering expenses	$ 1,789